First Quarter Report
January 31, 2023 (Unaudited)
Columbia Intermediate Duration Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.3%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c),(d)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
11/16/2024	1.880%	5,000,000	5,000,000
New York 0.2%
New York City Transitional Finance Authority(c),(d)
Revenue Bonds
Future Tax Secured
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	1.250%	3,000,000	3,000,000
Utah 0.1%
City of Murray(c),(d)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.200%	2,600,000	2,600,000
Total Floating Rate Notes (Cost $10,600,000)			10,600,000

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.4%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	11,500,000	11,533,265
Black Belt Energy Gas District(e)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	3.827%	4,000,000	4,000,615
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,492,873
09/01/2037	5.000%	2,030,000	2,155,899
09/01/2041	5.000%	1,020,000	1,067,895
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,499,863
Total			23,750,410
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.2%
Alaska Housing Finance Corp.
Prerefunded 12/01/24 Revenue Bonds
State Capital Project Bonds II
Series 2014
12/01/2028	5.000%	2,500,000	2,618,391
06/01/2029	5.000%	1,000,000	1,047,356
Total			3,665,747
Arizona 2.0%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,230,103
03/01/2042	5.000%	1,000,000	948,118
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	595,000	574,135
07/15/2040	4.000%	925,000	805,400
07/15/2050	4.000%	1,600,000	1,265,803
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	1,145,000	1,065,756
07/15/2049	5.000%	3,350,000	3,126,686
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	485,000	466,465
12/15/2039	5.000%	400,000	401,691
12/15/2049	5.000%	700,000	670,050
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,816,923
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,718,557
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,062,087
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,859,388
02/15/2046	5.000%	1,000,000	1,006,457
2	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
02/15/2048	5.000%	1,185,000	1,194,523
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,310,418
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	999,956
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,189,634
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	770,291
Total			34,482,441
Arkansas 0.1%
University of Arkansas
Prerefunded 11/01/24 Revenue Bonds
Various Facilities - Fayetteville Campus
Series 2015
11/01/2030	5.000%	1,000,000	1,045,995
California 12.1%
Alvord Unified School District(f)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,271,556
Bay Area Toll Authority(e)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	2.910%	5,000,000	5,040,582
Burbank Unified School District(f)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	0.000%	1,325,000	1,360,126
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,058,090
04/01/2029	5.000%	1,650,000	1,741,927
04/01/2030	5.000%	1,700,000	1,790,390
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Prerefunded 07/01/23 Revenue Bonds
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,021,252
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,388,414
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,032,540
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,558,976
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,892,941
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,560,854
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,601,128
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	1,910,000	1,950,029
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	461,288
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/2028	5.250%	9,225,000	9,434,945
11/01/2029	5.000%	5,000,000	5,101,578
11/01/2031	5.500%	2,930,000	2,999,869
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	15,969,679

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,220,319
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,156,265
Series 2017
05/15/2033	5.000%	1,350,000	1,411,269
05/15/2034	5.000%	1,000,000	1,042,573
05/15/2035	5.000%	2,200,000	2,284,858
City of Los Angeles Department of Airports(b)
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,705,854
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,050,325
11/15/2031	5.000%	1,000,000	1,073,518
11/15/2032	5.000%	1,610,000	1,728,528
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,002,251
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,625,525
Escondido Union High School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	372,398
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,349,589
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	2,265,000	2,371,180
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,586,355
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,121,159
06/01/2029	5.000%	1,000,000	1,121,159
Hartnell Community College District(f)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,616,563
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,076,097
Lakeside Union School District/Kern County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,497
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,292,973
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,802,794
Mount Diablo Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,305,338
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,754,998
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,039,660
Pasadena Public Financing Authority(f)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,667,178
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	2,260,000	2,440,185

4	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	21,892,965
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	252,188
12/01/2028	5.000%	425,000	456,036
12/01/2030	5.000%	1,000,000	1,072,325
12/01/2031	5.000%	2,000,000	2,143,572
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	14,148,590
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	21,419,832
San Jose Financing Authority
Prerefunded 06/01/23 Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,044,005
06/01/2039	5.000%	1,435,000	1,447,629
San Jose Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,336,845
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,640,462
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,058,053
09/01/2033	5.000%	1,250,000	1,318,293
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	1,185,000	1,212,010
Walnut Creek Elementary School District Contra Costa County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2010E
09/01/2023	0.000%	1,560,000	1,535,498
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WateReuse Finance Authority
Refunding Revenue Bonds
Vallejo Sanitation and Flood
Series 2014 (BAM)
05/01/2036	5.500%	2,635,000	2,722,841
Westminster School District(f)
Prerefunded 08/01/23 Unlimited General Obligation Bonds
Election of 2008
Series 2013 (BAM)
08/01/2048	0.000%	7,045,000	1,244,456
Total			208,405,172
Colorado 3.0%
Adams County School District No. 14
Prerefunded 12/01/24 Unlimited General Obligation Bonds
Series 2015
12/01/2027	5.000%	500,000	524,138
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,307,102
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,444,830
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,459,744
Series 2022D
11/15/2039	5.750%	2,250,000	2,666,683
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,112,132
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,218,653
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	1,000,000	1,109,327
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,924,460
08/01/2049	4.000%	2,265,000	2,129,741

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Covenant Retirement Communities
Series 2015
12/01/2023	5.000%	215,000	217,262
12/01/2026	5.000%	1,860,000	1,907,254
12/01/2028	5.000%	1,000,000	1,023,590
12/01/2030	5.000%	1,400,000	1,430,061
Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	919,045
09/01/2050	4.000%	1,500,000	1,299,349
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,701,249
E-470 Public Highway Authority(e)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.231%	2,000,000	1,991,457
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	2,000,595
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,579,407
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,090,486
Total			51,056,565
Connecticut 1.4%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,114,682
Nuvance Health Issue Services
Series 2019A
07/01/2038	4.000%	5,430,000	5,111,643
State of Connecticut
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,332,985
Series 2017A
04/15/2034	5.000%	3,000,000	3,291,963
Series 2019A
04/15/2036	5.000%	2,200,000	2,435,149
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,282,931
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,151,589
Series 2017A
01/15/2033	5.000%	4,000,000	4,367,142
Series 2019A
11/01/2036	5.000%	1,485,000	1,641,416
Total			24,729,500
Delaware 0.2%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,775,115
District of Columbia 3.0%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,182,129
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,940,305
06/01/2046	5.000%	1,385,000	1,399,354
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,071,497
Metropolitan Washington Airports Authority(b)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,388,069
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	1,000,000	949,088
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	19,990,720
10/01/2025	0.000%	7,500,000	6,947,479
10/01/2026	0.000%	5,000,000	4,496,107

6	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,670,199
Total			52,034,947
Florida 5.2%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	4,004,566
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,698,051
Series 2018A
11/15/2043	5.000%	1,085,000	1,065,654
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,460,124
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,485,138
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	429,339
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	789,075
10/01/2031	5.000%	1,000,000	1,050,054
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2025	5.000%	800,000	835,127
10/01/2032	5.000%	6,620,000	6,897,514
County of Miami-Dade Aviation(b)
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	957,909
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,248,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Seaport Department(b),(h)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,266,419
County of Miami-Dade Water & Sewer System
Revenue Bonds
Series 2017A
10/01/2033	5.000%	2,000,000	2,108,775
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,050,319
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	844,047
Emerald Coast Utilities Authority
Refunding Revenue Bonds
Utility System
Series 2015 (BAM)
01/01/2032	5.000%	1,445,000	1,506,737
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,633,117
06/01/2027	5.000%	1,295,000	1,386,633
Hillsborough County Aviation Authority
Prerefunded 10/01/24 Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,669,967
10/01/2032	5.000%	2,300,000	2,400,578
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,090,936
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,238,348
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,110,668
Orange County School Board
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,354,840

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,382,779
05/15/2037	5.000%	2,500,000	2,316,479
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	4,904,372
08/01/2027	5.000%	2,500,000	2,652,632
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	590,000	593,291
01/01/2039	5.000%	300,000	286,049
01/01/2049	5.000%	1,000,000	905,765
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	736,232
01/01/2031	5.000%	935,000	912,889
01/01/2032	5.000%	1,100,000	1,067,627
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,274,049
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,630,877
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	3,000,000	2,835,562
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	2,982,289
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	402,986
12/15/2046	4.000%	500,000	382,308
12/15/2050	4.000%	500,000	371,352
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sterling Hill Community Development District(i)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	74,405
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,218,833
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,573,433
Total			89,086,764
Georgia 4.0%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Subordinated Series 2014
01/01/2031	5.000%	1,000,000	1,024,136
01/01/2033	5.000%	1,000,000	1,023,595
01/01/2034	5.000%	1,000,000	1,023,072
General - Subordinated Lien
Series 2014
01/01/2032	5.000%	4,500,000	4,607,771
City of Atlanta Water & Wastewater
Revenue Bonds
Series 2018B
11/01/2043	5.000%	3,000,000	3,219,048
Development Authority of Burke County (The)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	4,250,000	4,215,289
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,799,206
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	500,000	474,322
03/01/2037	5.000%	2,500,000	2,088,212
03/01/2052	5.125%	2,925,000	2,192,443
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,097,700

8	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,578,364
02/15/2042	5.000%	3,000,000	3,109,144
Series 2020
02/15/2040	4.000%	7,000,000	7,018,314
Georgia State Road & Tollway Authority(a),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	1,959,752
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	315,000	299,808
Main Street Natural Gas, Inc.(e)
Revenue Bonds
Series 2018B (Mandatory Put 09/01/23)
0.7 x 1-month USD LIBOR + 0.750% 04/01/2048	3.677%	11,500,000	11,498,741
Series 2018D (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.830% 08/01/2048	3.757%	500,000	500,730
Series 2018E (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.570% 08/01/2048	2.230%	10,000,000	9,948,887
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,927,974
05/15/2031	5.000%	4,000,000	4,256,696
Total			68,863,204
Guam 0.1%
Territory of Guam(j)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,369,801
12/01/2033	5.000%	1,000,000	1,042,908
Total			2,412,709
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,804,221
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 18.0%
Bureau County Township High School District No. 502
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013A (BAM)
10/01/2043	6.625%	3,400,000	3,516,548
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,571,753
Series 2018
04/01/2042	5.000%	1,500,000	1,518,123
04/01/2046	5.000%	1,250,000	1,257,741
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,690,597
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,286,301
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,129,616
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,427,772
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,284,402
Series 2018A
01/01/2038	5.000%	4,250,000	4,532,469
01/01/2039	5.000%	1,250,000	1,328,866
Series 2022
01/01/2038	5.000%	1,000,000	1,095,022
01/01/2039	5.000%	1,215,000	1,324,508
01/01/2040	5.000%	1,770,000	1,919,960
Series 2015A
01/01/2026	5.000%	1,500,000	1,552,460
01/01/2031	5.000%	1,000,000	1,034,763
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,030,355

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2028	5.000%	2,500,000	2,541,878
Series 2016B
01/01/2031	5.000%	1,790,000	1,880,267
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,093,752
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,793,747
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,654,146
Series 2019A
01/01/2040	5.000%	6,500,000	6,585,972
01/01/2044	5.000%	11,750,000	11,794,160
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,332,829
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,101,768
01/01/2035	5.000%	3,310,000	3,454,487
Series 2015C
01/01/2031	5.000%	3,715,000	3,803,781
01/01/2039	5.000%	500,000	505,447
Series 2017B
01/01/2033	5.000%	2,500,000	2,620,816
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,108,263
11/01/2027	5.000%	3,750,000	3,999,318
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,066,485
11/01/2029	5.000%	1,000,000	1,055,995
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,060,578
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2028	5.000%	1,000,000	1,043,193
03/01/2029	5.000%	1,000,000	1,041,751
Cook County Community Consolidated School District No. 65 Evanston(f)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	248,601
12/01/2029	0.000%	400,000	299,485
12/01/2030	0.000%	1,130,000	805,195
12/01/2031	0.000%	1,500,000	1,012,952
Cook County School District No. 144 Prairie Hills(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,333,193
12/01/2029	0.000%	2,580,000	2,048,460
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,586,891
Cook County Township High School District No. 220 Reavis
Prerefunded 12/01/23 Limited General Obligation Bonds
School
Series 2013
12/01/2030	6.000%	1,000,000	1,028,756
Series 2013 (BAM)
12/01/2031	6.000%	2,035,000	2,093,518
12/01/2032	6.000%	2,160,000	2,222,112
06/01/2033	6.000%	2,235,000	2,299,269
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2013B (BAM)
11/15/2023	5.000%	1,000,000	1,019,878
Series 2016A
11/15/2028	5.000%	3,150,000	3,412,724
11/15/2031	5.000%	2,750,000	2,975,236
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,648,926
11/15/2036	5.250%	3,000,000	3,234,217
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,026,409
12/01/2047	5.000%	1,000,000	1,006,926

10	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,190,292
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,568,793
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,058,722
Refunding Revenue Bonds
Lifespace Communities
Series 2015
05/15/2023	5.000%	445,000	444,958
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,060,512
11/15/2027	5.000%	500,000	529,059
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	630,000	650,773
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,416,317
Series 2018A
05/15/2043	5.000%	5,000,000	5,155,707
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,305,816
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,706,339
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	8,318,195
Series 2019A
01/01/2031	5.000%	500,000	568,506
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	10,054,076
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,173,599
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	1,828,040
01/01/2033	5.000%	2,000,000	2,029,889
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2015
01/01/2024	5.000%	1,000,000	1,023,866
01/01/2026	5.000%	4,000,000	4,154,937
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 1996A (NPFGC)
06/15/2024	0.000%	1,000,000	956,833
Revenue Bonds
McCormick Place Expansion
Series 2002 Escrowed to Maturity (NPFGC)
12/15/2023	0.000%	20,000	19,528
Series 2002A (NPFGC)
12/15/2023	0.000%	835,000	812,029
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2002 (NPFGC)
06/15/2023	5.700%	1,820,000	1,836,540
Revenue Bonds
McCormick Place Expansion
Series 2002 Escrowed to Maturity (NPFGC)
06/15/2023	5.700%	1,710,000	1,729,482
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,514,365
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,101,335
01/01/2030	5.000%	1,450,000	1,590,727
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,273,734
Series 2018A
01/01/2031	5.000%	2,000,000	2,188,768
Series 2018C
01/01/2043	5.250%	5,000,000	5,338,703

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Suburban College Community School District No. 510(f)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	912,465
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,895,135
10/15/2032	5.000%	1,335,000	1,420,270
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,230,765
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,210,092
Series 2013A
04/01/2024	5.000%	500,000	501,930
Series 2013A (AGM)
04/01/2028	5.000%	3,205,000	3,216,959
Series 2014
02/01/2031	5.250%	5,000,000	5,083,124
Series 2016
06/01/2026	5.000%	5,000,000	5,304,213
11/01/2030	5.000%	1,000,000	1,051,531
Series 2019B
11/01/2034	4.000%	5,000,000	5,035,240
Series 2020
05/01/2039	5.500%	4,000,000	4,342,856
05/01/2045	5.750%	2,000,000	2,147,392
Series 2020C
05/01/2030	5.500%	1,500,000	1,692,663
Series 2021A
03/01/2038	4.000%	3,000,000	2,929,103
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,392,959
Series 2018A
10/01/2029	5.000%	2,400,000	2,592,859
Series 2018B
10/01/2027	5.000%	2,300,000	2,476,711
10/01/2029	5.000%	5,000,000	5,401,789
Will County School District No. 114 Manhattan(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005 (NPFGC)
12/01/2023	0.000%	1,285,000	1,250,174
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Will Grundy Etc. Counties Community College District No. 525
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Alternative Revenue Source
Series 2013
06/01/2036	5.250%	3,400,000	3,480,354
Total			308,511,661
Indiana 0.7%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,457,717
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,111,014
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,489,698
Series 2018
11/15/2038	5.000%	2,000,000	1,991,209
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,796,651
11/01/2030	3.000%	1,000,000	898,325
Steuben Lakes Regional Waste District
Prerefunded 09/01/23 Revenue Bonds
Series 2014
09/01/2024	5.000%	1,225,000	1,243,145
Total			11,987,759
Iowa 0.5%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities
Series 2016
05/15/2036	5.000%	4,065,000	3,798,431
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,000,000	883,479
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,133,909

12	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,113,944
Total			8,929,763
Kentucky 1.4%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,648,621
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,206,930
Kentucky Public Energy Authority(e)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	4.047%	7,000,000	6,991,239
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,388,018
10/01/2031	5.000%	3,500,000	3,732,459
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,173,922
10/01/2028	5.000%	1,850,000	2,007,497
Total			24,148,686
Louisiana 0.4%
City of Bossier City Utilities
Prerefunded 10/01/24 Revenue Bonds
Series 2014
10/01/2031	5.000%	1,160,000	1,208,790
City of Shreveport Water & Sewer
Refunding Revenue Bonds
Series 2014A (BAM)
12/01/2025	4.000%	2,210,000	2,276,783
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,603,010
Total			6,088,583
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,645,649
Maryland 1.0%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	4,121,263
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	462,531
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,349,752
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,975,289
Total			16,908,835
Massachusetts 3.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	11,144,876
Series 2019A
01/01/2037	5.000%	850,000	949,005
01/01/2039	5.000%	3,960,000	4,373,028
Massachusetts Bay Transportation Authority(f)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,846,588
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,736,898
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,060,217

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,424,349
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,633,488
08/15/2032	5.000%	4,120,000	4,354,116
08/15/2033	5.000%	3,000,000	3,166,684
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,560,614
10/01/2035	5.000%	2,000,000	2,125,797
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,333,572
10/01/2036	5.000%	4,600,000	4,654,920
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,984,084
10/01/2037	5.000%	500,000	507,859
10/01/2047	5.000%	500,000	492,993
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,034,290
Total			51,383,378
Michigan 2.7%
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,700,000	1,791,666
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	4,114,653
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,431,902
11/01/2029	4.000%	940,000	975,956
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,033,420
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	995,609
07/01/2032	5.000%	1,500,000	1,568,087
07/01/2034	5.000%	500,000	521,391
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	822,361
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,418,516
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	183,694
07/01/2027	5.000%	600,000	629,951
07/01/2033	5.000%	5,000,000	5,236,471
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,916,164
Senior Lien - Great Lakes Water Authority
Series 2014 (AGM)
07/01/2029	5.000%	1,500,000	1,549,100
07/01/2030	5.000%	1,500,000	1,548,253
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,031,183
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,470,732
Royal Oak Hospital Finance Authority
Prerefunded 03/01/24 Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,187,158
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,165,931
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,551,161
Series 2015D
12/01/2030	5.000%	1,250,000	1,336,150
Total			46,479,509

14	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.0%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,904,546
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,037,175
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,602,689
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,140,718
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,723,922
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	1,991,647
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	949,353
Total			17,350,050
Mississippi 0.8%
Mississippi Business Finance Corp.
Refunding Revenue Bonds
Pollution Control Project
Series 2019
09/01/2028	3.200%	4,000,000	4,008,328
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,510,951
01/01/2040	4.000%	1,100,000	1,104,802
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,698,607
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,673,014
Total			13,995,702
Missouri 1.3%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,991,448
02/15/2049	4.000%	2,500,000	2,470,753
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,551,574
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,155,378
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,079,746
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,029,986
08/15/2051	5.000%	2,405,000	2,072,449
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,099,688
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	905,064
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	625,000	629,500
Total			22,985,586
Nebraska 1.2%
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,856,919

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	12,347,097
Total			20,204,016
Nevada 0.5%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,073,607
09/01/2033	5.000%	1,000,000	1,069,937
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,272,527
System - Lien
Subordinated Series 2014 (AGM)
07/01/2029	5.000%	1,200,000	1,244,832
07/01/2030	5.000%	1,000,000	1,037,170
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	465,000	467,713
Total			9,165,786
New Jersey 3.3%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,808,554
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,421,745
New Jersey Transportation Trust Fund Authority(f)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,465,923
Revenue Bonds
Capital Appreciation - Transportation System
Series 2006C
12/15/2024	0.000%	440,000	420,132
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,072,867
06/15/2031	5.000%	1,000,000	1,070,170
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,639,797
Series 2019
12/15/2033	5.000%	3,000,000	3,358,598
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,015,286
06/15/2044	4.000%	2,500,000	2,426,307
06/15/2050	4.000%	3,500,000	3,327,476
Series 2020AA
06/15/2038	4.000%	1,000,000	1,006,254
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,769,290
Transportation System
Series 2010D
12/15/2023	5.250%	240,000	245,165
Series 2014D
06/15/2032	5.000%	5,000,000	5,189,487
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,690,184
Series 2017G
01/01/2035	5.000%	6,000,000	6,628,458
Revenue Bonds
Series 2015E
01/01/2031	5.000%	500,000	525,285
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,967,752
06/01/2032	5.000%	2,000,000	2,154,887
06/01/2033	5.000%	1,500,000	1,611,499
06/01/2034	5.000%	2,000,000	2,139,035
06/01/2046	5.250%	2,440,000	2,549,229
Total			56,503,380
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,175,635

16	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	2,615,000	2,786,533
Total			3,962,168
New York 4.9%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,036,615
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,293,373
08/01/2047	5.000%	1,000,000	952,525
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,410,303
03/01/2035	5.250%	2,500,000	2,811,522
03/01/2037	5.000%	1,120,000	1,222,133
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	8,000,000	8,245,897
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,490,998
Long Island Power Authority Electric System(e)
Refunding Revenue Bonds
Series 2014 (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	3.808%	1,350,000	1,349,374
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,911,632
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,392,905
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
0.7 x SOFR + 0.550% 11/01/2032	3.431%	2,250,000	2,258,188
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2015C
11/01/2026	5.000%	1,000,000	1,058,651
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,328,227
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,318,874
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	6,129,484
New York State Dormitory Authority(a)
Refunding Revenue Bonds
Garnet Health Medical Center
Series 2017
12/01/2035	5.000%	500,000	504,715
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	500,000	502,361
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,542,621
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	10,323,908
Series 2018A
03/15/2037	5.250%	1,695,000	1,887,020
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,283,339
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,261,722
10/01/2045	4.375%	1,500,000	1,420,613
LaGuardia Airport Terminal B
Series 2016 (AGM)
07/01/2032	4.000%	2,500,000	2,516,266
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,196,841

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority(e)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	3.261%	1,960,000	1,942,319
Triborough Bridge & Tunnel Authority(h)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,165,135
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,040,539
06/01/2041	5.000%	1,000,000	1,026,428
Total			83,824,528
North Carolina 1.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,389,026
North Carolina Medical Care Commission
Prerefunded 10/01/23 Revenue Bonds
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,150,707
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	974,207
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,872,311
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	556,792
10/01/2045	5.000%	1,500,000	1,493,853
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,137,685
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,561,876
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,316,813
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,250,627
04/01/2036	4.000%	1,000,000	1,035,024
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,111,930
Total			21,850,851
North Dakota 0.2%
County of Ward
Revenue Bonds
Trinity Obligation Group
Series 2017C
06/01/2034	5.000%	2,500,000	2,497,753
Ohio 0.9%
Cleveland Department of Public Utilities Division of Water
Prerefunded 01/01/24 Revenue Bonds
Series 2015Y
01/01/2029	4.000%	1,000,000	1,014,698
01/01/2030	4.000%	1,000,000	1,014,698
County of Franklin
Prerefunded 05/15/23 Revenue Bonds
Refunding & Improvement - OhioHealth Corp.
Series 2013
05/15/2028	5.000%	2,000,000	2,014,504
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,052,242
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,312,039
Delaware City School District
Prerefunded 06/01/23 Unlimited General Obligation Bonds
School Facilities Construction & Improvement
Series 2013
12/01/2038	5.250%	1,240,000	1,251,636
North Olmsted City School District
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2015A
12/01/2029	5.000%	500,000	510,796

18	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,193,165
03/01/2038	5.000%	1,500,000	1,774,117
03/01/2039	5.000%	2,000,000	2,353,664
Total			15,491,559
Oklahoma 0.4%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,090,656
Tulsa Airports Improvement Trust(b)
Prerefunded 06/01/23 Revenue Bonds
Series 2013A (BAM)
06/01/2028	5.000%	1,405,000	1,415,866
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,808,044
11/15/2045	5.250%	250,000	251,028
Total			6,565,594
Oregon 0.7%
Clackamas & Washington Counties School District No. 3(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2003A (FGIC)
06/15/2023	0.000%	2,000,000	1,981,136
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,001,586
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,765,348
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,346,895
11/15/2039	5.000%	2,145,000	2,494,889
Total			12,589,854
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 3.6%
Berks County Industrial Development Authority
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,058,782
05/15/2047	5.000%	1,630,000	1,535,925
Series 2018
05/15/2038	5.000%	255,000	253,098
05/15/2043	5.000%	350,000	340,407
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,616,837
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,258,697
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,669,670
06/01/2032	5.000%	1,000,000	1,109,294
06/01/2033	5.000%	1,250,000	1,382,940
06/01/2034	5.000%	1,000,000	1,101,431
06/01/2035	5.000%	1,000,000	1,093,277
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	750,000	786,488
01/01/2028	5.000%	1,175,000	1,232,164
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2027	5.000%	1,440,000	1,471,561
01/01/2028	5.000%	2,170,000	2,211,531
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,490,563
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,219,894
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,619,999

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	922,195
Lancaster County Solid Waste Management Authority
Prerefunded 12/15/23 Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,175,326
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	975,901
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,369,565
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,010,183
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,049,633
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,348,468
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	3,009,301
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,358,898
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,761,560
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,176,298
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,701,029
Total			62,310,915
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,385,595
South Carolina 2.9%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,610,000	3,756,902
11/01/2032	5.000%	5,000,000	5,200,362
Patriots Energy Group Financing Agency
Revenue Bonds
Series 2018A (Mandatory Put 02/01/24)
10/01/2048	4.000%	2,500,000	2,516,100
Patriots Energy Group Financing Agency(e)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	3.787%	8,000,000	8,019,470
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	633,010
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	1,791,483
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,441,702
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,411,549
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	993,594
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	285,000	283,782
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,353,350

20	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
12/01/2030	5.000%	4,000,000	4,243,380
Series 2016B
12/01/2032	5.000%	3,265,000	3,460,733
Total			49,105,417
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,850,446
09/01/2030	5.000%	2,250,000	2,439,997
Total			4,290,443
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,016,628
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,990,782
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,071,705
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	9,000,000	9,650,556
Total			17,729,671
Texas 8.9%
Austin Independent School District(h)
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,320,042
08/01/2040	5.000%	3,000,000	3,469,307
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	980,844
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,104,109
02/15/2038	5.000%	1,250,000	1,352,279
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,650,534
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	1,000,000	935,339
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2031	5.000%	7,500,000	7,723,960
08/15/2032	5.000%	6,000,000	6,175,358
08/15/2034	5.000%	10,240,000	10,512,830
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,080,056
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,065,647
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2026	5.000%	1,000,000	1,067,205
09/01/2027	5.000%	600,000	640,703
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,868,970
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,024,997
Series 2015
09/01/2027	5.000%	1,215,000	1,249,911
09/01/2029	5.000%	1,500,000	1,539,360
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,562,096
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,788,778

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	10,836,498
City of Houston Hotel Occupancy Tax
Refunding Revenue Bonds
Convention & Entertainment Facilities Department
Series 2015
09/01/2026	5.000%	250,000	257,965
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,670,645
County of Bexar
Prerefunded 08/15/24 Revenue Bonds
Venue Project
Series 2015 (AGM)
08/15/2031	5.000%	1,280,000	1,330,517
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,052,860
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Joint
Series 2013D
11/01/2033	5.000%	2,000,000	2,037,911
Series 2013F
11/01/2033	5.250%	1,200,000	1,223,423
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	0.000%	1,000,000	1,108,062
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,099,775
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	734,667
05/15/2027	5.000%	1,355,000	1,430,975
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crestview Project
Series 2016
11/15/2031	5.000%	850,000	901,623
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,400,000
Series 2015A
07/01/2030	5.000%	7,800,000	6,630,000
New Hope Cultural Education Facilities Finance Corp.(i)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,501,875
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,082,557
01/01/2048	5.000%	5,000,000	5,278,424
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	17,530,424
Series 2015B
01/01/2027	5.000%	2,090,000	2,191,175
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,445,010
North Texas Tollway Authority(f)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	6,542,443
Plano Independent School District(h)
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,626,594
Port Beaumont Navigation District(a),(b)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,231,147
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2036	2.750%	1,275,000	929,657
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,528,157
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,257,879
11/15/2046	5.000%	1,250,000	1,274,491

22	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	2,031,653
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	259,497
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,321,111
Waco Independent School District
Prerefunded 08/15/24 Unlimited General Obligation Bonds
Series 2015
08/15/2028	4.000%	1,000,000	1,023,708
08/15/2029	4.000%	2,380,000	2,436,426
Total			152,319,474
Utah 0.3%
City of Riverton
Prerefunded 06/01/23 Revenue Bonds
Series 2013
12/01/2034	5.250%	1,455,000	1,468,654
12/01/2036	5.250%	2,150,000	2,170,176
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,103,735
07/01/2033	5.000%	1,000,000	1,101,630
Total			5,844,195
Vermont 0.6%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,630,762
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(j)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,388,785
Series 2015
09/01/2033	5.000%	1,000,000	1,030,939
Total			3,419,724
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	974,903
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,047,542
Henrico County Economic Development Authority(k)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	7.823%	50,000	49,250
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,451,314
Total			3,523,009
Washington 1.3%
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,657,080
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,298,185
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,080,000	2,100,407
12/01/2030	5.750%	2,820,000	2,917,580
Mason & Kitsap Counties School District No. 403 North Mason
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013
12/01/2035	5.000%	2,025,000	2,068,722
Port of Seattle(b)
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	947,153

Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	616,040
07/01/2035	6.750%	1,090,000	1,184,340
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	861,276
01/01/2038	5.000%	2,000,000	2,020,729
Total			22,671,512
West Virginia 0.5%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	1,797,347
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	680,000	694,639
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,764,566
West Virginia University(f)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,789,379
Total			9,045,931
Wisconsin 1.2%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,671,315
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	826,759
07/01/2047	5.000%	1,000,000	1,002,038
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,903,961
11/15/2030	5.000%	1,620,000	1,915,850
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	251,102
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	961,053
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2023	5.250%	80,000	81,618
12/15/2027	5.250%	1,510,000	1,652,800
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,423,273
12/15/2034	0.000%	6,665,000	4,082,410
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,032,146
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,555,004
Total			20,359,329
Total Municipal Bonds (Cost $1,683,750,882)			1,692,819,417

Money Market Funds 1.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(l)	72,297	72,297
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(l)	19,980,896	19,980,896
Total Money Market Funds (Cost $20,053,193)		20,053,193
Total Investments in Securities (Cost $1,714,404,075)		1,723,472,610
Other Assets & Liabilities, Net		(4,641,380)
Net Assets		$1,718,831,230

24	Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $40,225,679, which represents 2.34% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2023.
(e)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a security in default.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2023, the total value of these securities amounted to $5,832,433, which represents 0.34% of total net assets.
(k)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Corporation
HUD	U.S. Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Intermediate Duration Municipal Bond Fund | First Quarter Report 2023	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT167_10_N01_(03/23)